INVENTORIES	12 Months Ended
Mar. 31, 2025
Disclosure of Inventories [Abstract]
INVENTORIES	INVENTORIES

As at	March 31 2025	March 31 2024
Raw materials	$145,110	$153,433
Work in progress	105,836	98,245
Finished goods	69,226	44,202
	$320,172	$295,880
The amount charged to net income (loss) and included in cost of revenues for the write-down of inventories for valuation issues during the year ended March 31, 2025 was $5,021 (March 31, 2024 - $15,980). The amount of inventories carried at net realizable value as at March 31, 2025 was $8,035 (March 31, 2024 - $6,904). For the year ended March 31, 2025, the Company recognized expense related to cost of inventories of $795,706 (March 31, 2024 - $1,024,143) in cost of revenues in the consolidated statements of income (loss).